TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2021
TAX CREDITS.
Schedule of current and non-current tax credits

	2021	2020
Current
ICMS (state VAT)	155,373	297,926
Social security financing	1,456,593	632,927
Financing of social integration program	226,477	171,724
IPI (federal VAT)	67,166	38,174
IVA (value-added tax)	126,281	24,500
Others	51,995	36,061
	2,083,885	1,201,312

Non-current
ICMS (state VAT)	85,512	64,163
Social security financing	238	441,111
Financing of social integration program and Others	38,850	158,771
	124,600	664,045
	2,208,485	1,865,357

Schedule of estimates of realization of non-current tax credits

	2021	2020
2022	—	584,145
2023	64,426	22,433
2024	40,853	8,054
2025	11,660	49,413
2026 on	7,661	—
	124,600	664,045